Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Current Assets
Cash and cash equivalents	$ 1,477,229	$ 36,898
Prepaid expense	21,569	15,995
Total Current Assets	1,498,798	52,893
Other Assets
Fixed assets, net	57,407	62,569
Investment in OCHL		4,889,515
Note receivable - related party		213,331
Total Assets	1,556,205	5,218,308
Current Liabilities
Accounts payable and accrued liabilities	542,035	481,412
Note payable	277,270	262,042
Due to related parties		117,124
Accrued interest, related party		232,733
Note payable, shareholder	3,603,446	2,784,000
Current portion of unsecured convertible notes, net of discount	67,858
Services payable, related party	239,080	1,000,000
Total Current Liabilities	4,729,689	4,877,311
Unsecured convertible notes - related party, net of discount	11,668
Unsecured convertible notes, net of discount and current portion	220,540	110,273
Total Liabilities	4,961,897	4,987,584
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 103,996,974 and 91,996,976 shares issued and outstanding, respectively	103,997	91,997
Additional paid in capital	24,586,201	13,984,898
Accumulated deficit	(28,095,890)	(13,846,171)
Total stockholders' equity (deficit)	(3,405,692)	230,724
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,556,205	$ 5,218,308